Capital Stock and Changes in Capital Accounts (Tables)	12 Months Ended
Dec. 31, 2012
Capital Stock and Changes in Capital Accounts [Abstract]
Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity [Table Text Block]
	Number of Shares	Weighted Average Grant Date Price
Outstanding at December 31, 2009	914,533	$16.13
Granted	519,926	14.29
Vested	(246,572)	16.25
Forfeited or expired	-	-
Outstanding at December 31, 2010	1,187,887	$15.30
Granted	616,055	12.64
Vested	(419,880)	15.44
Forfeited or expired	-	-
Outstanding at December 31, 2011	1,384,062	$14.07
Granted	667,614	9.13
Vested	(600,051)	13.83
Forfeited or expired	-	-
Outstanding at December 31, 2012	1,451,625	$11.90